Schedule of Goodwill (Detail) - USD ($) $ in Thousands		12 Months Ended
	Dec. 03, 2014	Dec. 31, 2015		Dec. 31, 2014
Goodwill [Line Items]
Balance, beginning of year		$ 482,905		$ 484,401
Reduction in goodwill due to sale of minority interest	$ (1,496)	0	[1]	(1,496)	[1]
Balance, end of year		$ 482,905		$ 482,905

[1]	See further discussion regarding the sale of the minority interest in Footnote 17.